Offsets	Aug. 10, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-4
File Number	333-297140
Initial Filing Date	Jun. 30, 2026
Fee Offset Claimed	$ 4,885.37
Explanation for Claimed Amount	The Registrant previously paid registration fees of $6,726.15 in connection with the initial filing of this Registration Statement on Form S-4 on June 30, 2026.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	Angel Studios, Inc.
Form or Filing Type	S-4
File Number	333-297140
Filing Date	Jun. 30, 2026
Fee Paid with Fee Offset Source	$ 6,726.15